PREPAID EXPENSES ACCOUNTS AND OTHER RECEIVABLES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current accounts and other receivables	$ 1,118	$ 1,009
GST and HST Receivables
Statement [Line Items]
Current accounts and other receivables	467	564
Other Receivables
Statement [Line Items]
Current accounts and other receivables	32	40
Prepaid Expenses
Statement [Line Items]
Current accounts and other receivables	$ 619	$ 405